Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Loss
Revenue	$ 2,100,770	$ 568,521	$ 585,584
Cost of revenue	4,334,681	699,455	487,543
Gross profit / (loss)	(2,233,911)	(130,934)	98,041
Operating expenses
General and administrative expenses	31,057,633	15,778,172	11,620,875
Research and development expenses	17,090,282	8,666,247	7,434,084
Sales and marketing expenses	10,413,748	2,635,134	1,652,348
Operating expenses	58,561,663	27,079,553	20,707,307
Operating loss	(60,795,574)	(27,210,487)	(20,609,266)
Other items
Interest income	(270,419)	(169,707)	(75,753)
Changes in fair value of derivative liabilities	(19,033,560)	31,923,727	2,228,256
Lease modification loss		62,935
Other Income	(175,368)	(395,372)	(67,410)
Foreign exchange (gain)/loss	9,758	4,447,387	597,464
Loss before taxes	(41,325,985)	(63,079,457)	(23,291,823)
Current income tax (recovery)/ expense	850	(404)	1,600
Deferred Income tax (recovery)/expense		(32,148)	(80,725)
Net loss	(41,326,835)	(63,046,905)	(23,212,698)
Other comprehensive income/(loss)	587	4,213,906	898,473
Comprehensive Loss	$ (41,326,248)	$ (58,832,999)	$ (22,314,225)
Basic earnings (loss) per share	$ (0.37)	$ (1.08)	$ (0.64)
Diluted earnings (loss) per share	$ (0.37)	$ (1.08)	$ (0.64)
Weighted average number of shares outstanding - Basic	111,720,726	58,352,766	35,998,152
Weighted average number of shares outstanding - Diluted	111,720,726	58,352,766	35,998,152